Summary of Significant Accounting Policies (Details) - Schedule of entities in which bank directly or indirectly owns a controlling interest	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Banchile Administradora General de Fondos S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of entities in which bank directly or indirectly owns a controlling interest [Line Items]
Percentage of interest owned by parent	99.98%	99.98%
Percentage of interest owned by subsidiaries in group	0.02%	0.02%
Consolidated controlling interest in subsidiaries	100.00%	100.00%
Banchile Asesoría Financiera S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of entities in which bank directly or indirectly owns a controlling interest [Line Items]
Percentage of interest owned by parent	99.96%	99.96%
Percentage of interest owned by subsidiaries in group
Consolidated controlling interest in subsidiaries	99.96%	99.96%
Banchile Corredores de Seguros Ltda. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of entities in which bank directly or indirectly owns a controlling interest [Line Items]
Percentage of interest owned by parent	99.83%	99.83%
Percentage of interest owned by subsidiaries in group	0.17%	0.17%
Consolidated controlling interest in subsidiaries	100.00%	100.00%
Banchile Corredores de Bolsa S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of entities in which bank directly or indirectly owns a controlling interest [Line Items]
Percentage of interest owned by parent	99.70%	99.70%
Percentage of interest owned by subsidiaries in group	0.30%	0.30%
Consolidated controlling interest in subsidiaries	100.00%	100.00%
Banchile Securitizadora S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of entities in which bank directly or indirectly owns a controlling interest [Line Items]
Percentage of interest owned by parent	99.01%	99.01%
Percentage of interest owned by subsidiaries in group	0.99%	0.99%
Consolidated controlling interest in subsidiaries	100.00%	100.00%
Socofin S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of entities in which bank directly or indirectly owns a controlling interest [Line Items]
Percentage of interest owned by parent	99.00%	99.00%
Percentage of interest owned by subsidiaries in group	1.00%	1.00%
Consolidated controlling interest in subsidiaries	100.00%	100.00%